ACQUISITION OF ESD	6 Months Ended
Nov. 30, 2016
Business Combinations [Abstract]
ACQUISITION OF ESD

Note 2. ACQUISITION OF ESD

In July 2016, the Company entered into a Senior Secured Revolving Credit Facility Agreement (the “Credit Facility”) with TCA Global Credit Master Fund L.P. (“TCA”) for a total amount of $7.5 million. However, as of the execution date of the Credit Facility, only $1.6 million was allocated by TCA to the Company for working capital financing and for any other purpose permitted under the terms of the Credit Facility.

Energy Source Distributors, Inc. (“ESD”) is Corporate Guarantor to the Credit Facility. Under the terms of the Credit Facility, the Company paid advisory fees to TCA in the amount of $350,000, through the issuance of 374,332 shares of common stock. On July 5, 2016, the Company borrowed $650,000 from the Credit Facility and used the proceeds to acquire ESD for $450,000; payoff a note payable in the amount of $32,534; $74,466 was used to pay vendors for inventory purchases and $93,000 was paid to TCA for closing fees. The credit facility has a maturity date of December 27, 2017 which may be extended for an additional six months at the lender’s discretion. The credit facility required fees and interest only payments at 12% during the first two months. Principal payments began in the third month. At the maturity date, all unpaid principal and interest is due. During the current quarter, the Company issued an additional 157,480 shares of common stock to satisfy a default notice in the amount of $200,000.

Effective July 7, 2016, the Company acquired all of the net assets of Energy Source Distributors, Inc. by purchasing all of the outstanding shares of common stock for $450,000.

The following table presents the unaudited pro forma condensed consolidated statements of operations for the six months ended November 30, 2016:

Unaudited Pro Forma Condensed Consolidated Statements of Operations
For the six months ended November 30, 2016

			Pro Forma		Pro Forma
	HISP	ESD	Adjustments	Notes	Consolidate

Product sales, net	$119,575	$1,483,994	$—		$1,603,569
Cost of goods sold	97,680	1,063,789	—		1,161,469
Gross income	21,895	420,205	—		442,100

Selling general and administrative expenses	1,219,798	372,347	—		1,592,145

Net Income/(loss) before other income and expenses	(1,197,903)	47,858	—		(1,150,045)

Other income and (expenses)	(709,858)	(108,895)	—		(818,753)

Provision for taxes	—	(9,169)	9,169	(a)	(0)
Utilization of NOL carryforward

Net Income/(loss)	$(1,907,761)	$(51,868)	$(9,169)		$(1,968,798)

Basic and diluted loss per share					(0.13)

Basic and diluted weighted average number of shares outstanding					14,632,590

See accompanying notes to the Unaudited Pro Forma Condensed Consolidated Financial Information

Hispanica International Delights of America, Inc.

Notes to the Unaudited Pro Forma Condensed Consolidated Financial Information

Pro Forma Note 1. — Basis of presentation

The unaudited pro forma Condensed Consolidated Statements of Operations for the six months ended November 30, 2016 gives effect to the ESD acquisition as if it had occurred on June 1, 2016.

Pro Forma Note 2 — Purchase price allocation

Effective July 7, 2016, the Company acquired all of the outstanding stock of ESD and certain assets from ESD for total consideration of $450,000.

The unaudited pro forma condensed consolidated financial information includes various assumptions, including those related to the purchase price allocation of the assets acquired from ESD based on management’s estimates.

The following table shows the allocation of the purchase price to the acquired assets:

Intangible assets	$375,000
Property, plant and equipment	75,000
Liabilities assumed	—
Total purchase price	$450,000

The estimated useful life of the intangible assets is Ten (10) years. Amortization expense of $15,625 and $6,250 was recorded during the six and three months ended November 30, 2016, respectively.

The estimated useful life of the property, plant and equipment is Five (5) years. Depreciation expense of $6,250 and $3,750 was recorded during the six and three months ended November 30, 2016, respectively.